Quarterly Holdings Report
for
Fidelity® Series Blue Chip Growth Fund
April 30, 2022
XS1-NPRT3-0622
1.967990.108
Common Stocks - 90.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.9%
Diversified Telecommunication Services - 0.0%
Starry, Inc.	346,148	2,644,917
Entertainment - 1.3%
Bilibili, Inc. ADR (a)	338,100	8,229,354
Endeavor Group Holdings, Inc. (a)(b)	171,936	3,911,544
Endeavor Group Holdings, Inc. (c)	320,752	7,297,108
Netflix, Inc. (a)	192,224	36,591,761
Sea Ltd. ADR (a)	205,031	16,968,366
Universal Music Group NV	70,000	1,624,449
		74,622,582
Interactive Media & Services - 9.6%
Alphabet, Inc. Class A (a)	137,213	313,146,136
Bumble, Inc. (a)	517	12,403
Meta Platforms, Inc. Class A (a)	969,010	194,257,435
Snap, Inc. Class A (a)(b)	1,800,600	51,245,076
Zoominfo Technologies, Inc. (a)	59,800	2,834,520
		561,495,570
TOTAL COMMUNICATION SERVICES		638,763,069
CONSUMER DISCRETIONARY - 27.6%
Automobiles - 4.4%
Neutron Holdings, Inc. (a)(d)(e)	691,699	23,587
Rad Power Bikes, Inc. (a)(d)(e)	110,210	790,206
Rivian Automotive, Inc. (b)	44,700	1,351,728
Rivian Automotive, Inc.	519,495	15,552,434
Tesla, Inc. (a)	258,535	225,121,937
XPeng, Inc. ADR (a)	445,900	10,973,599
		253,813,491
Hotels, Restaurants & Leisure - 4.7%
Airbnb, Inc. Class A (a)	448,100	68,653,401
Booking Holdings, Inc. (a)	5,900	13,040,829
Caesars Entertainment, Inc. (a)	403,847	26,766,979
Chipotle Mexican Grill, Inc. (a)	18,742	27,281,043
Dutch Bros, Inc. (b)	27,500	1,313,675
Expedia, Inc. (a)	87,684	15,322,779
Hilton Worldwide Holdings, Inc.	140,900	21,880,361
Marriott International, Inc. Class A	176,400	31,314,528
MGM Resorts International	125,500	5,150,520
Penn National Gaming, Inc. (a)	1,056,943	38,652,406
Sweetgreen, Inc.	776,159	19,908,478
Sweetgreen, Inc. Class A (b)	154,300	4,166,100
		273,451,099
Household Durables - 0.0%
D.R. Horton, Inc.	7,800	542,802
Lennar Corp. Class A	7,400	566,026
		1,108,828
Internet & Direct Marketing Retail - 6.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	103,300	10,029,397
Amazon.com, Inc. (a)	121,480	301,954,332
BARK, Inc. (d)	240,617	743,507
Deliveroo PLC Class A (a)(c)	451,200	623,587
FSN E-Commerce Ventures Private Ltd. (a)(d)	818,460	15,400,009
JD.com, Inc.:
Class A	5,328	166,119
sponsored ADR	183,900	11,339,274
Pinduoduo, Inc. ADR (a)	272,100	11,724,789
Wayfair LLC Class A (a)	201,788	15,525,569
Zomato Ltd. (a)(d)	3,149,000	2,804,517
		370,311,100
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	280,300	45,534,735
Nordstrom, Inc.	184,200	4,733,940
Ollie's Bargain Outlet Holdings, Inc. (a)	64,300	3,089,615
Target Corp.	20,000	4,573,000
		57,931,290
Specialty Retail - 5.2%
American Eagle Outfitters, Inc. (b)	1,031,927	15,592,417
Aritzia, Inc. (a)	122,300	4,355,447
Burlington Stores, Inc. (a)	96,103	19,562,727
Carvana Co. Class A (a)	250,731	14,532,369
Dick's Sporting Goods, Inc.	51,900	5,004,198
Fanatics, Inc. Class A (d)(e)	159,285	10,805,894
Five Below, Inc. (a)	139,384	21,897,226
Floor & Decor Holdings, Inc. Class A (a)	188,840	15,054,325
JD Sports Fashion PLC	951,400	1,567,599
Lowe's Companies, Inc.	448,006	88,584,226
RH (a)	154,004	51,763,824
TJX Companies, Inc.	398,200	24,401,696
Victoria's Secret & Co. (a)	393,527	18,542,992
Warby Parker, Inc. (a)(b)	490,079	11,413,940
		303,078,880
Textiles, Apparel & Luxury Goods - 6.0%
Capri Holdings Ltd. (a)	553,200	26,387,640
Crocs, Inc. (a)	310,384	20,618,809
Deckers Outdoor Corp. (a)	81,895	21,763,596
Hermes International SCA	1,401	1,727,513
lululemon athletica, Inc. (a)	563,374	199,789,322
LVMH Moet Hennessy Louis Vuitton SE	16,061	10,393,640
Moncler SpA	51,623	2,689,233
NIKE, Inc. Class B	386,313	48,173,231
On Holding AG	205,977	5,143,246
PVH Corp.	91,120	6,631,714
Tapestry, Inc.	98,600	3,245,912
Tory Burch LLC (a)(d)(e)(f)	106,817	5,839,685
		352,403,541
TOTAL CONSUMER DISCRETIONARY		1,612,098,229
CONSUMER STAPLES - 0.9%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	17,700	6,637,500
Celsius Holdings, Inc. (a)(b)	440,300	22,895,600
The Coca-Cola Co.	10,000	646,100
		30,179,200
Food & Staples Retailing - 0.3%
Albertsons Companies, Inc.	118,900	3,719,192
BJ's Wholesale Club Holdings, Inc. (a)	80,200	5,160,870
Blink Health LLC Series A1 (a)(d)(e)	6,283	203,632
Performance Food Group Co. (a)	56,700	2,792,475
Sysco Corp.	46,000	3,932,080
U.S. Foods Holding Corp. (a)	56,100	2,110,482
		17,918,731
Food Products - 0.0%
Sovos Brands, Inc.	26,200	395,620
The Real Good Food Co., Inc. (b)	5,400	38,664
		434,284
Household Products - 0.1%
Procter & Gamble Co.	34,700	5,571,085
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(d)(e)	2,450	98,147
TOTAL CONSUMER STAPLES		54,201,447
ENERGY - 3.6%
Energy Equipment & Services - 0.2%
Halliburton Co.	161,200	5,741,944
U.S. Silica Holdings, Inc. (a)	91,700	1,703,786
		7,445,730
Oil, Gas & Consumable Fuels - 3.4%
Antero Resources Corp. (a)	17,800	626,560
Cenovus Energy, Inc. (Canada)	196,700	3,636,496
Cheniere Energy, Inc.	31,500	4,278,015
Denbury, Inc. (a)	78,600	5,028,828
Devon Energy Corp.	224,800	13,076,616
Diamondback Energy, Inc.	153,700	19,401,551
EOG Resources, Inc.	192,100	22,429,596
EQT Corp.	9,500	377,625
Equinor ASA	47,900	1,619,000
Exxon Mobil Corp.	87,800	7,484,950
Hess Corp.	242,500	24,994,475
Imperial Oil Ltd.	11,500	579,006
Marathon Oil Corp.	210,500	5,245,660
Occidental Petroleum Corp.	86,100	4,743,249
Phillips 66 Co.	112,600	9,769,176
Pioneer Natural Resources Co.	71,700	16,668,099
Reliance Industries Ltd.	1,159,149	41,948,056
Reliance Industries Ltd. sponsored GDR (c)	55,500	3,968,801
Valero Energy Corp.	127,400	14,202,552
		200,078,311
TOTAL ENERGY		207,524,041
FINANCIALS - 1.0%
Banks - 0.4%
Kotak Mahindra Bank Ltd. (a)	118,376	2,741,839
Wells Fargo & Co.	516,800	22,547,984
		25,289,823
Consumer Finance - 0.5%
American Express Co.	175,300	30,626,663
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(d)(e)	1,568,556	2,556,746
Berkshire Hathaway, Inc. Class B (a)	5,300	1,710,999
		4,267,745
TOTAL FINANCIALS		60,184,231
HEALTH CARE - 6.1%
Biotechnology - 1.5%
ADC Therapeutics SA (a)	67,500	794,475
Alnylam Pharmaceuticals, Inc. (a)	102,481	13,674,040
Arcutis Biotherapeutics, Inc. (a)	88,800	1,792,872
Argenx SE ADR (a)	11,437	3,286,079
Ascendis Pharma A/S sponsored ADR (a)	145,496	13,279,420
Avidity Biosciences, Inc. (a)	36,700	524,810
BioNTech SE ADR (a)	14,100	1,956,798
Cerevel Therapeutics Holdings (a)	74,700	2,187,216
Cibus Corp. Series C (a)(d)(e)(f)	1,376,662	3,372,822
CytomX Therapeutics, Inc. (a)(c)	137,854	235,730
Day One Biopharmaceuticals, Inc. (a)(b)	70,100	597,252
Erasca, Inc.	37,200	270,816
Generation Bio Co. (a)	163,122	1,032,562
Horizon Therapeutics PLC (a)	203,799	20,086,429
Instil Bio, Inc. (a)	68,800	486,416
Karuna Therapeutics, Inc. (a)	40,000	4,458,400
Regeneron Pharmaceuticals, Inc. (a)	11,700	7,711,587
Relay Therapeutics, Inc. (a)	40,500	965,115
Vertex Pharmaceuticals, Inc. (a)	20,600	5,628,332
Verve Therapeutics, Inc.	59,000	880,280
Xencor, Inc. (a)	84,618	2,113,758
		85,335,209
Health Care Equipment & Supplies - 1.7%
Axonics Modulation Technologies, Inc. (a)	53,420	2,768,224
Boston Scientific Corp. (a)	55,100	2,320,261
DexCom, Inc. (a)	77,515	31,671,079
Insulet Corp. (a)	94,198	22,512,380
Intuitive Surgical, Inc. (a)	53,816	12,878,169
Outset Medical, Inc. (a)	32,300	1,126,624
Shockwave Medical, Inc. (a)	102,233	15,450,473
Tandem Diabetes Care, Inc. (a)	86,617	8,356,808
		97,084,018
Health Care Providers & Services - 0.9%
agilon health, Inc. (a)	52,600	934,702
Alignment Healthcare, Inc. (a)	145,747	1,400,629
AmerisourceBergen Corp.	6,000	907,740
Anthem, Inc.	2,200	1,104,246
Centene Corp. (a)	25,700	2,070,135
Guardant Health, Inc. (a)	142,480	8,791,016
LifeStance Health Group, Inc.	264,200	1,788,634
McKesson Corp.	4,200	1,300,362
Surgery Partners, Inc. (a)	54,700	2,798,452
UnitedHealth Group, Inc.	62,200	31,631,810
		52,727,726
Health Care Technology - 0.0%
Certara, Inc. (a)	50,700	930,345
MultiPlan Corp. warrants (a)(d)	24,206	12,255
		942,600
Life Sciences Tools & Services - 0.4%
Danaher Corp.	74,800	18,784,524
ICON PLC (a)	11,100	2,510,931
Olink Holding AB ADR (a)	77,300	1,119,304
Seer, Inc. (a)	39,619	288,426
Thermo Fisher Scientific, Inc.	6,800	3,759,856
		26,463,041
Pharmaceuticals - 1.6%
Chiasma, Inc. warrants 12/16/24 (a)(e)	23,784	0
Eli Lilly & Co.	162,779	47,552,629
GH Research PLC	25,300	368,368
Intra-Cellular Therapies, Inc. (a)	44,700	2,262,267
Roche Holding AG (participation certificate)	4,340	1,609,333
Zoetis, Inc. Class A	241,679	42,837,603
		94,630,200
TOTAL HEALTH CARE		357,182,794
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.6%
Airbus Group NV	24,100	2,638,273
General Dynamics Corp.	4,600	1,088,038
Howmet Aerospace, Inc.	114,100	3,893,092
L3Harris Technologies, Inc.	6,500	1,509,690
Lockheed Martin Corp.	5,100	2,203,812
Northrop Grumman Corp.	5,000	2,197,000
Raytheon Technologies Corp.	5,900	559,969
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	227,030	12,713,680
Class C (a)(d)(e)	6,860	384,160
The Boeing Co. (a)	70,800	10,537,872
		37,725,586
Airlines - 0.3%
Alaska Air Group, Inc. (a)	44,000	2,393,160
Delta Air Lines, Inc. (a)	170,200	7,323,706
Ryanair Holdings PLC sponsored ADR (a)	64,100	5,597,212
Southwest Airlines Co. (a)	35,400	1,653,888
		16,967,966
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	318,006	4,245,380
Construction & Engineering - 0.0%
Fluor Corp. (a)	76,700	1,898,325
Electrical Equipment - 0.4%
Acuity Brands, Inc.	89,400	15,419,712
Generac Holdings, Inc. (a)	32,191	7,062,062
		22,481,774
Industrial Conglomerates - 0.3%
General Electric Co.	213,450	15,912,698
Machinery - 0.2%
Caterpillar, Inc.	2,700	568,458
Deere & Co.	33,200	12,534,660
		13,103,118
Road & Rail - 3.4%
Avis Budget Group, Inc. (a)	36,300	9,716,421
Bird Global, Inc.	354,412	631,562
Bird Global, Inc.:
rights (a)(e)	13,740	5,496
rights (a)(e)	13,740	2,748
rights (a)(e)	13,740	1,237
Class A (a)(b)	513,421	924,158
Hertz Global Holdings, Inc. (b)	375,500	7,532,530
Lyft, Inc. (a)	2,981,107	97,184,088
Uber Technologies, Inc. (a)	2,584,075	81,346,681
		197,344,921
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (d)(e)	294,700	1,777,788
TOTAL INDUSTRIALS		311,457,556
INFORMATION TECHNOLOGY - 33.1%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	101,700	11,753,469
Electronic Equipment & Components - 0.0%
II-VI, Inc. (a)	23,500	1,438,435
IT Services - 3.7%
Block, Inc. Class A (a)(b)	124,900	12,432,546
Digitalocean Holdings, Inc. (a)(b)	89,200	3,517,156
Flywire Corp. (a)	138,500	4,225,635
MasterCard, Inc. Class A	326,000	118,461,880
MongoDB, Inc. Class A (a)	24,180	8,582,207
Okta, Inc. (a)	124,600	14,866,026
PayPal Holdings, Inc. (a)	6,700	589,131
Shift4 Payments, Inc. (a)(b)	105,600	5,539,776
TDCX, Inc. ADR	86,900	1,203,565
Thoughtworks Holding, Inc.	39,867	737,938
Twilio, Inc. Class A (a)	198,056	22,146,622
Visa, Inc. Class A	96,300	20,524,419
		212,826,901
Semiconductors & Semiconductor Equipment - 10.7%
Advanced Micro Devices, Inc. (a)	280,919	24,024,193
ASML Holding NV	8,800	4,961,176
Cirrus Logic, Inc. (a)	99,800	7,564,840
GlobalFoundries, Inc.	381,260	19,936,085
Lam Research Corp.	9,200	4,284,992
Marvell Technology, Inc.	3,005,379	174,552,412
NVIDIA Corp.	1,390,596	257,913,840
NXP Semiconductors NV	452,635	77,355,322
onsemi (a)	289,000	15,059,790
Synaptics, Inc. (a)	33,400	4,957,896
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	101,400	9,423,102
Teradyne, Inc.	207,500	21,882,950
Wolfspeed, Inc. (a)(b)	31,800	2,916,378
		624,832,976
Software - 9.3%
Atlassian Corp. PLC (a)	32,500	7,306,975
Atom Tickets LLC (a)(d)(e)(f)	344,068	3
Cadence Design Systems, Inc. (a)	36,700	5,536,195
Confluent, Inc. (b)	94,700	2,958,428
Coupa Software, Inc. (a)	94,714	8,173,818
Crowdstrike Holdings, Inc. (a)	74,600	14,827,496
Datadog, Inc. Class A (a)	27,000	3,261,060
DoubleVerify Holdings, Inc. (a)	107,531	2,338,799
EngageSmart, Inc.	187,400	3,912,912
Epic Games, Inc. (a)(d)(e)	1,076	1,000,680
HashiCorp, Inc. (b)	26,800	1,261,744
HubSpot, Inc. (a)	51,292	19,461,724
Intuit, Inc.	69,300	29,019,375
Microsoft Corp.	1,216,700	337,658,584
Qualtrics International, Inc. (a)	124,900	2,315,646
Rapid7, Inc. (a)	6,700	639,984
Riskified Ltd. Class A (c)	17,300	90,479
Salesforce.com, Inc. (a)	399,470	70,282,752
Samsara, Inc. (b)	118,400	1,461,056
ServiceNow, Inc. (a)	27,023	12,919,696
Stripe, Inc. Class B (a)(d)(e)	19,900	637,795
Tanium, Inc. Class B (a)(d)(e)	151,000	1,781,800
Zoom Video Communications, Inc. Class A (a)	174,300	17,355,051
		544,202,052
Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	3,411,036	537,749,829
TOTAL INFORMATION TECHNOLOGY		1,932,803,662
MATERIALS - 1.7%
Chemicals - 1.1%
Cabot Corp.	53,100	3,496,635
CF Industries Holdings, Inc.	142,000	13,749,860
Nutrien Ltd.	249,100	24,478,561
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	15,400	1,136,520
The Mosaic Co.	329,500	20,567,390
		63,428,966
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit GDR (b)	161,000	4,707,640
Freeport-McMoRan, Inc.	663,900	26,921,145
Glencore Xstrata PLC	87,800	540,994
		32,169,779
TOTAL MATERIALS		95,598,745
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
WeWork, Inc. (a)(b)	1,094,385	7,671,639
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (c)	11,000	1,216,935
PG&E Corp. (a)	94,600	1,196,690
Southern Co.	18,400	1,350,376
		3,764,001
Multi-Utilities - 0.0%
Sempra Energy	12,000	1,936,320
TOTAL UTILITIES		5,700,321
TOTAL COMMON STOCKS (Cost $3,102,383,967)		5,283,185,734

Preferred Stocks - 2.1%
	Shares	Value ($)
Convertible Preferred Stocks - 2.0%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series B(a)(d)(e)	129,280	5,125,952
Series E(d)(e)	5,005	198,448
		5,324,400
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(d)(e)	14,368	103,019
Series C(a)(d)(e)	56,537	405,370
		508,389
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(d)(e)(f)	32,826	6,583,583

Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc. Series G (a)(d)(e)	19,600	6,606,964
Instacart, Inc.:
Series H(a)(d)(e)	31,105	2,017,159
Series I(a)(d)(e)	13,960	905,306
		9,529,429
TOTAL CONSUMER DISCRETIONARY		16,621,401

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.0%
Blink Health LLC Series C (a)(d)(e)	27,197	881,455

Food Products - 0.0%
AgBiome LLC Series C (a)(d)(e)	266,499	1,572,344

Tobacco - 0.5%
JUUL Labs, Inc.:
Series C(a)(d)(e)	660,029	26,440,762
Series D(a)(d)(e)	5,110	204,707
		26,645,469
TOTAL CONSUMER STAPLES		29,099,268

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series D2 (d)(e)	642	138,049

Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(d)(e)	1,069	249,932

TOTAL HEALTH CARE		387,981

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.6%
Space Exploration Technologies Corp.:
Series G(a)(d)(e)	42,650	23,884,000
Series H(a)(d)(e)	6,348	3,554,880
Series N(a)(d)(e)	12,799	7,167,440
		34,606,320
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	12,033	1,241,445

TOTAL INDUSTRIALS		35,847,765

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (a)(d)(e)	140,500	1,050,940

Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(d)(e)	1,441,706	1,598,396

IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	307,049	9,617
ByteDance Ltd. Series E1 (a)(d)(e)	37,119	4,753,830
		4,763,447
Software - 0.4%
Bolt Technology OU Series E (d)(e)	18,160	4,406,315
Databricks, Inc. Series G (a)(d)(e)	17,300	2,895,155
Dataminr, Inc. Series D (a)(d)(e)	115,901	3,006,472
Delphix Corp. Series D (a)(d)(e)	242,876	1,858,001
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	922,232	9
Malwarebytes Corp. Series B (a)(d)(e)	329,349	7,746,288
Nuvia, Inc. Series B (a)(d)	181,697	148,486
Stripe, Inc. Series H (a)(d)(e)	8,700	278,835
		20,339,561
TOTAL INFORMATION TECHNOLOGY		27,752,344

MATERIALS - 0.0%
Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (a)(d)(e)	125,000	3,522,500

TOTAL CONVERTIBLE PREFERRED STOCKS		118,555,659
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(d)(e)	12,405,800	423,038
Waymo LLC Series A2 (a)(d)(e)	15,200	1,394,174
		1,817,212
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	9,636	2,200,862

TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,018,074
TOTAL PREFERRED STOCKS (Cost $59,242,605)		122,573,733

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	433,800	594,696
4% 6/12/27 (d)(e)	115,200	157,928
Cost ($549,000)		752,624

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e) (Cost $613,815)	613,815	613,815

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (h)	79,555,372	79,571,283
Fidelity Securities Lending Cash Central Fund 0.32% (h)(i)	70,597,745	70,604,804
TOTAL MONEY MARKET FUNDS (Cost $150,176,087)		150,176,087

Equity Funds - 2.9%
	Shares	Value ($)
Domestic Equity Funds - 2.9%
iShares Russell 1000 Growth Index ETF (b) (Cost $172,064,136)	696,700	169,820,625

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $3,485,029,610)	5,727,122,618
NET OTHER ASSETS (LIABILITIES) - 2.0%	117,771,296
NET ASSETS - 100.0%	5,844,893,914

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	371	Jun 2022	95,361,840	(985,334)	(985,334)
CME E-mini S&P 500 Index Contracts (United States)	463	Jun 2022	95,551,625	(898,941)	(898,941)

TOTAL FUTURES CONTRACTS					(1,884,275)
The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,432,640 or 0.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $184,887,085 or 3.2% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/18	1,687,925
Ant International Co. Ltd. Class C	5/16/18	5,978,358
AppNexus, Inc. Series E (Escrow)	8/01/14	0
Atom Tickets LLC	8/15/17	2,124,314
BARK, Inc.	12/17/20	2,406,170
Beta Technologies, Inc. Series A	4/09/21	881,658
Blink Health LLC Series A1	12/30/20	170,206
Blink Health LLC Series C	11/07/19 - 1/21/21	1,038,273
Bolt Technology OU Series E	1/03/22	4,717,904
ByteDance Ltd. Series E1	11/18/20	4,067,284
Castle Creek Biosciences, Inc. Series D2	6/28/21	110,200
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	3,185,523
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	440,268
Cibus Corp. Series C	2/16/18 - 6/23/21	2,467,641
Databricks, Inc. Series G	2/01/21	3,068,465
Dataminr, Inc. Series D	3/06/15	1,477,738
Delhivery Private Ltd.	5/20/21	1,438,501
Delphix Corp. Series D	7/10/15	2,185,884
Diamond Foundry, Inc. Series C	3/15/21	3,000,000
Enevate Corp. Series E	1/29/21	1,598,398
Enevate Corp. 0% 1/29/23	1/29/21	613,815
Epic Games, Inc.	7/30/20	618,700
Fanatics, Inc. Class A	8/13/20	2,754,038
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	2,246,418
GoBrands, Inc. Series G	3/02/21	4,894,459
Instacart, Inc. Series H	11/13/20	1,866,300
Instacart, Inc. Series I	2/26/21	1,745,000
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
JUUL Labs, Inc. Class B	11/21/17	0
JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0
JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0
Malwarebytes Corp. Series B	12/21/15	3,416,996
MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	4,659,542
MultiPlan Corp. warrants	10/08/20	0
Neutron Holdings, Inc.	2/04/21	6,918
Neutron Holdings, Inc. Series 1C	7/03/18	2,268,276
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	433,800
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	115,200
Nuvia, Inc. Series B	3/16/21	148,486
Rad Power Bikes, Inc.	1/21/21	531,635
Rad Power Bikes, Inc. Series A	1/21/21	69,309
Rad Power Bikes, Inc. Series C	1/21/21	272,725
Reddit, Inc. Series B	7/26/17	1,835,324
Reddit, Inc. Series E	5/18/21	212,583
Space Exploration Technologies Corp. Class A	4/06/17 - 9/11/17	2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	92,610
Space Exploration Technologies Corp. Series G	1/20/15	3,303,669
Space Exploration Technologies Corp. Series H	8/04/17	856,980
Space Exploration Technologies Corp. Series N	8/04/20	3,455,730
Stripe, Inc. Class B	5/18/21	798,555
Stripe, Inc. Series H	3/15/21	349,088
Tanium, Inc. Class B	4/21/17	749,609
Tory Burch LLC	5/14/15	7,615,948
Waymo LLC Series A2	5/08/20	1,305,181
Xsight Labs Ltd. Series D	2/16/21	1,123,438
Zomato Ltd.	12/09/20 - 2/10/21	2,199,578

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	52,071,809	1,589,442,758	1,561,943,284	47,446	-	-	79,571,283	0.2%
Fidelity Securities Lending Cash Central Fund 0.32%	80,352,964	1,062,363,443	1,072,111,603	979,771	-	-	70,604,804	0.2%
Total	132,424,773	2,651,806,201	2,634,054,887	1,027,217	-	-	150,176,087

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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